Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 25,931	$ 25,984
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	0.35%	0.35%
Debt, interest rate, maximum (percent)	3.95%	4.15%
Debt, maturity date, beginning	2022
Debt, maturity date, end	2031
Long-term debt	$ 23,053	$ 23,429
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	0.01%	0.04%
Debt, interest rate, maximum (percent)	1.26%	1.29%
Debt, maturity date, beginning	2023
Debt, maturity date, end	2038
Long-term debt	$ 1,579	$ 779
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	3.00%
Debt, interest rate, maximum (percent)	3.30%	7.50%
Debt, maturity date, beginning	2028
Debt, maturity date, end	2029
Long-term debt	$ 1,299	$ 1,776